Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Number of stock options
Outstanding at beginning of the year	532,000	532,000	132,000
Granted during the year			400,000
Outstanding and exercisable at the end of the year	532,000	532,000	532,000
Weighted average exercise price
Outstanding at beginning of the year	$ 2.10	$ 2.10	$ 2.14
Granted during the year			2.09
Outstanding and exercisable at the end of the year	2.10	2.10	2.10
Minimum exercise price per share	2.09	2.09	2.09
Maximum exercise price per share	$ 2.14	$ 2.14	$ 2.14